LEASES (Tables)	9 Months Ended
Sep. 30, 2024
Leases
Schedule of right-of-use asset and lease liability for operating lease

	September 30, 2024	December 31, 2023
Operating right-of-use asset	$78,937	$–
Lease liability (current and long-term)	$(79,228)	$–

Schedule of components of lease expense

Operating Lease Expense:	Expense Classification:	For the nine months ended September 30, 2024
Amortization of ROU asset	General and Administrative	$1,934
Accretion of operating lease liability	General and Administrative	1,857
Total operating lease expense		$3,791

Schedule of future minimum lease payments

Year ended December 31,	Operating Lease Obligations
2024 (remainder of year)	$5,250
2025	21,350
2026	22,204
2027	23,092
2028	24,016
Thereafter	14,331
Total undiscounted operating lease payments	110,243
Less: Imputed interest	(31,015)
Present value of operating lease liability	$79,228